Segment Reporting (Schedule of Segment Operating Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Operating income	¥ 783,024	¥ 639,071	¥ 819,199
Other income (expenses)	(5,003)	4,812	13,850
Income before income taxes and equity in net income (losses) of affiliates	778,021	643,883	833,049
Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	708,854	636,076	812,736
Smart Life Business
Segment Reporting Information [Line Items]
Operating income	46,450	(2,394)	18,188
Other businesses
Segment Reporting Information [Line Items]
Operating income	¥ 27,720	¥ 5,389	¥ (11,725)